LEASES (Tables)	12 Months Ended
Mar. 31, 2020
LEASES [Abstract]
Schedule of End of Lease Term
Successor
End of Lease Term	Number of Aircraft
Fiscal year 2021 to fiscal year 2022	17
Fiscal year 2023 to fiscal year 2026	29
46

Schedule of Rent Expenses
Rent expense incurred is as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Fiscal Year Ended March 31,
			2019	2018
Rent expense under all operating leases	$50,061	$101,543	$192,316	208,691
Rent expense under operating leases for aircraft	$43,044	$88,599	$168,299	181,318

Operating Leases
Operating leases as of March 31, 2020 (Successor) were as follows (in thousands, except years and percentages):

Successor
Operating lease right-of-use assets	$305,962
Current portion of operating lease liabilities	81,484
Operating lease liabilities	224,595
Total operating lease liabilities	$306,079

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019
Cash paid for operating leases	$48,967	$95,601
ROU assets obtained in exchange for lease obligations	$338,257	$256,242
Weighted average remaining lease term	4 years	5 years
Weighted average discount rate	6.27%	7.14%

Maturity of Operating Leases
As of March 31, 2020 (Successor), aggregate future payments under all non-cancelable operating leases that have initial terms in excess of one year, including leases for 46 aircraft, are as follows (in thousands):

		Successor
	Aircraft	Other	Total
Fiscal year ending March 31,
2021	$89,736	$7,680	$97,416
2022	77,229	6,435	83,664
2023	58,583	6,468	65,051
2024	46,005	6,086	52,091
2025	28,370	5,005	33,375
Thereafter	2,170	16,382	18,552
	$302,093	$48,056	$350,149

As of March 31, 2019 (Predecessor), aggregate future payments under all non-cancelable operating leases that have initial terms in excess of one year, including leases for 75 aircraft, are as follows (in thousands):

		Predecessor
	Aircraft	Other	Total
Fiscal year ending March 31,
2020	$121,516	$11,367	$132,883
2021	59,999	9,814	69,813
2022	39,035	8,797	47,832
2023	16,605	8,396	25,001
2024	5,086	8,513	13,599
Thereafter	—	29,256	29,256
	$242,241	$76,143	$318,384